Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Noncontrolling Interests

Noncontrolling interests consist of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
VIDA	(43,587,352)	(43,542,938)	(6,393,125)
Viru	(10,876,163)	(11,021,652)	(1,618,237)
MicroAlgo	509,909,182	384,817,453	56,500,235
Total noncontrolling interests	455,445,667	330,252,863	48,488,873